employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee benefits expense - gross
Wages and salaries	$ 4,118	$ 3,668
Share-based compensation	236	173
Pensions - defined benefit	113	102
Pensions - defined contribution	106	94
Restructuring costs	79	49
Employee health and other benefits	227	190
Total	4,879	4,276
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(91)	(74)
Amortized contract acquisition costs	66	55
Capitalized contract fulfilment costs	(2)	(2)
Amortized contract fulfilment costs	5	4
Property, plant and equipment	(362)	(350)
Intangible assets subject to amortization	(226)	(208)
Total	(610)	(575)
Net	4,269	$ 3,701
Restructuring | Digitally-led customer experiences
Employee benefits expense - gross
Share-based compensation	$ 8